ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - $ / shares			9 Months Ended	12 Months Ended
	Apr. 19, 2018	Jul. 01, 2008	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	May 31, 2013
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized			800,000,000	800,000,000	800,000,000	800,000,000
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized			80,000,000	80,000,000	80,000,000	80,000,000
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock voting rights description			Each share of preferred stock has 100 votes per share and is convertible into 10 shares of common stock.	Each share of preferred stock has 100 votes per share and is convertible into 10 shares of common stock.
Just Right Products, Inc. [Member] | Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of restricted shares	2,000,000
Preferred stock voting rights description	Each share of the Series A preferred stock is convertible into ten shares of common stock, and each share has 100 votes on a fully diluted basis. The Acquisition Shares represented 61% of the voting shares of the Company, and thus there was a change of voting control in connection with the transaction, and the transaction was accounted for as a reverse acquisition.
Just Right Products, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	100.00%
Mr. Johnson [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	100.00%
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued for assets acquired		10,000,000